UNSECURED DEBT AND RELATED DERIVATIVES - Derivatives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unsecured debentures and term loans, net
Fair value gains (losses) on financial instruments, net	$ 11,383	$ (1,214)
Interest rate swap contract
Unsecured debentures and term loans, net
Fair value gains (losses) on financial instruments, net	$ 13,809	$ 1,413